STOCKHOLDERS DEFICIT (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Stock Split Ratio			2.4
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.001
Preferred stock, shares authorized | shares	10,000,000		10,000,000		10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.001
Common stock, shares authorized | shares	687,500,000		687,500,000		687,500,000	100,000,000
Common stock, shares issued | shares	34,383,109		34,383,109		15,903,948	15,433,445
Common stock, shares outstanding | shares	34,383,109		34,383,109		15,903,948	15,433,445
Shares Issued, New Issuances, Value					$ 3,231,112	$ 1,500,000
Dividends					(517,137)	(6,977)
Shares issued to settle dividends payable			$ (74,686)
Payroll and Related Expenses	$ 1,061,299	$ 657,508	$ 4,131,233	$ 2,078,906	3,160,763	1,482,438
Investment in Epic
Shares Issued, New Issuances | shares			4,737,670
Shares Issued, New Issuances, Value			$ 803,000
Shares Exchanged | shares			3,491,564
Investment in Epic #2
Shares Issued, New Issuances | shares			634,458
Shares Issued, New Issuances, Value			$ 250,000
Shares Exchanged | shares			467,582
Investment in Epic #3
Common stock, par value (in dollars per share) | $ / shares	$ 0.39		$ 0.39
Date of Issuance			Jun. 03, 2015
Shares Issued, New Issuances | shares			2,210,937
Payroll and Related Expenses			$ 470,647
Decreased in Retained Earnings			$ 391,619
Investment in Epic Stores
Shares Issued, New Issuances | shares			1,757,370
Shares Issued, New Issuances, Value			$ 1,550,000
Conversion price per share | $ / shares			$ 1.02
Shares Exchanged, Unit Description

Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Investment in Epic Stores #2
Shares Issued, New Issuances | shares			874,103
Shares Issued, New Issuances, Value			$ 770,959
Conversion price per share | $ / shares			$ 0.882
Shares Exchanged, Unit Description

Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Epic - Class C
Shares Exchanged | shares			96,875
Shares issued to settle dividends payable			$ (74,687)
Dividend Declared
Dividends			357,688		517,137	$ 6,977
Dividend Paid
Dividends			$ 294,263		$ 420,477